Share Based Compensation (Details) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2021
Share Based Compensation (Details) [Line Items]
Share-based compensation expense			$ 351,812
2020 Equity Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Purchase of ordinary shares (in Shares)	3,500,000